Document and Entity Information	Mar. 15, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001834585
Document Type	8-K
Document Period End Date	Mar. 15, 2024
Entity Registrant Name	JOANN Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40204
Entity Tax Identification Number	46-1095540
Entity Address, Address Line One	5555 Darrow Road
Entity Address, City or Town	Hudson
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
City Area Code	(330)
Local Phone Number	656-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	JOAN
Entity Emerging Growth Company	false